Long-term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long Term Debt

The following table summarizes the long-term debt:

	As of September 30, 2021			As of December 31, 2020
	Principal Balance (including accrued interest)	Unamortized Discount and Debt Issuance Costs	Carrying Value	Principal Balance (including accrued interest)	Unamortized Discount and Debt Issuance Costs	Carrying Value
12% Second Amended Senior Secured Note, as amended, due on December 31, 2022	$61,131,882	$(2,413,593)	$58,718,289	$56,296,091	$(3,739,690)	$52,556,401
Delayed Draw Term Note, as amended, due on March 31, 2022	4,717,714	(151,732)	4,565,982	4,294,318	(359,172)	3,935,146
Paycheck Protection Program Loan, scheduled to mature April 6, 2022, however, fully forgiven on June 22, 2021	-	-	-	5,702,725	-	5,702,725
Total	$65,849,596	$(2,565,325)	$63,284,271	$66,293,134	$(4,098,862)	$62,194,272

Schedule of Components of the 12% Amended Senior Secured Notes and Carrying Values

The following table represents the components of long-term debt recognized during the years ended December 31, 2020 and 2019 and the carrying value as of December 31, 2020 and 2019:

	As of December 31,
	2020				2019
	12% Second Amended Senior Secured Notes Components	Delayed Draw Term Note Components	Paycheck Protection Program Loan Components	Total Long-term Debt Components	12% Second Amended Senior Secured Notes Components
Principal amount of debt:
Principal amount of debt received on June 10, 2019	$20,000,000	$-	$-	$20,000,000	$20,000,000
Principal amount of debt received on June 14, 2019	48,000,000	-	-	48,000,000	48,000,000
Principal amount of debt received on August 27, 2019	3,000,000	-	-	3,000,000	3,000,000
Principal amount of debt received on March 26, 2020	-	6,913,865	-	6,913,865	-
Principal amount of debt received on April 6, 2020	-	-	5,702,725	5,702,725	-
Subtotal principal amount of debt	71,000,000	6,913,865	5,702,725	83,616,590	71,000,000
Add accrued interest	7,457,388	675,958	-	8,133,346	1,082,642
Less principal payment paid in Series J Preferred Stock (net of interest of $146,067)	(4,853,933)	-	-	(4,853,933)	(4,853,933)
Less principal payment paid in Series K Preferred Stock (net of interest of $71,495)	-	(3,295,505)	-	(3,295,505)	-
Less principal payments paid in cash	(17,307,364)	-	-	(17,307,364)	(17,307,364)
Principal amount of debt outstanding including accrued interest	56,296,091	4,294,318	5,702,725	66,293,134	49,921,345
Debt discount:
Placement fee to B. Riley FBR	(3,550,000)	(691,387)	-	(4,241,387)	(3,550,000)
Commitment fee (2% of unused commitment)	-	(101,723)	-	(101,723)	-
Success based fee to B. Riley FBR	(3,400,000)	-	-	(3,400,000)	(3,400,000)
Legal and other costs	(202,382)	(120,755)	-	(323,137)	(202,382)
Subtotal debt discount	(7,152,382)	(913,865)	-	(8,066,247)	(7,152,382)
Less amortization of debt discount	3,412,692	554,693	-	3,967,385	1,240,782
Unamortized debt discount	(3,739,690)	(359,172)	-	(4,098,862)	(5,911,600)
Carrying value at end of year	$52,556,401	$3,935,146	$5,702,725	$62,194,272	$44,009,745

Summary of Interest Expense

The following table represents interest expense:

	Years Ended December 31,
	2020	2019
Amortization of debt discounts:
12% Convertible Debentures	$3,880,609	$3,304,893
12% Second Amended Senior Secured Notes	2,171,910	1,240,782
Term Note	554,693	-
Total amortization of debt discount	6,607,212	4,545,675
Accrued and noncash converted interest:
12% Convertible Debentures	2,116,281	1,831,130
12% Second Amended Senior Secured Notes	6,374,746	1,228,709
Term Note	747,453	-
Promissory Note	5,844	5,794
Total accrued and noncash converted interest	9,244,324	3,065,633
Cash paid interest:
12% Second Amended Senior Secured Notes	-	2,351,904
Promissory Note	-	983
Other	645,681	499,375
Total cash paid interest expense	645,681	2,852,262
Total interest expense	$16,497,217	$10,463,570